Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Contractual Maturities of Non-derivative Financial Liabilities
The following are the contractual maturities of
non-derivative
financial liabilities, including estimated interest payments. The amounts under the “Years” columns represent the contractual undiscounted cash flows of each liability.
As of December 31, 2020

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter

Short–term borrowings	$4,235,197	$4,235,197	$4,235,197	—	—	—	—
Long–term Debt	292,503	375,007	69,564	305,443	—	—	—
Bonds	352,011	352,011	352,011	—	—	—	—
Use rights – IFRS 16	1,401,545	1,646,587	485,985	326,674	263,657	234,064	336,207

Total debt	6,281,256	6,608,802	5,142,757	632,117	263,657	234,064	336,207
Accounts payable	506,256	506,256	489,031	17,225	—	—	—
Accrued Expenses	16,448	16,448	16,448	—	—	—	—

Contractual maturities	$6,803,960	$7,131,506	$5,648,236	$649,342	$263,657	$234,064	$336,207

As of December 31, 2019

	Years
	Carrying amount	Contractual cash flows	One	Two	Three	Four	Five and thereafter
Short–term borrowings	$118,137	$123,734	$123,734	$—	$—	$—	$—
Long–term Debt	3,008,412	3,640,008	554,021	540,615	853,756	612,874	1,078,742
Bonds	531,244	698,436	105,022	43,598	43,598	506,218	—
Use rights – IFRS 16	1,198,530	1,321,871	264,510	246,759	234,094	206,367	370,141
Debt – assets held for sale	490,458	490,458	490,458	—	—	—	—

Total debt	5,346,781	6,274,507	1,537,745	830,972	1,131,448	1,325,459	1,448,883
Accounts payable	542,546	542,546	530,615	11,931	—	—	—
Accrued Expenses	87,610	87,610	87,610	—	—	—	—

Contractual maturities	$5,976,937	$6,904,663	$2,155,970	$842,903	$1,131,448	$1,325,459	$1,448,883

Summary of Quantitative Data About Exposure to Currency Risk
The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group based on its risk management policy was as follows:

	December 31, 2020
	USD	Colombian Pesos	Euros	Mexican Pesos	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$855,733	$33,968	$14,299	$21,985	$1,883	$1,478	$6,092	$935,438
Trade and other receivables, net of expected credit losses	70,018	41,985	43,709	44,878	1,263	10,646	18,038	230,537
Secured debt and bonds	(3,919,738)	(3,823)	(102,935)	—	—	—	—	(4,026,496)
Unsecured debt	(173,632)	(535)	—	—	—	—	—	(174,167)
Accrued expenses	(14,386)	(755)	(92)	—	—	(1,196)	(19)	(16,448)
Accounts payable	(337,854)	(96,252)	(15,893)	(19,354)	(2,261)	(4,804)	(29,838)	(506,256)

Net financial position exposure	$(3519,859)	$(25,412)	$(60,912)	$47,509	$885	$6,124	$(5,727)	$(3,557,392)

Sensitivity analysis
Change forecast in exchange rate		(3.78)%	(8.19)%	(4.63)%	(22.32)%	(18.44)%
Effect on profit of the yea r		$960.57	$4,988	$(2,200)	$(19,753)	$(1,129)

	December 31, 2019
	USD	Colombian Pesos	Euros	Mexican Pesos	Argentinean Pesos	Brazilian Reals	Others	Total
Cash and cash equivalents	$209,139	$87,382	$15,111	$4,789	$11,045	$—	$15,007	$342,473
Trade and other receivables, net of expected credit losses	137,692	1,474	81,982	8,591	6,637	17,764	5,499	259,639
Secured debt and bonds	(4,554,328)	(16,285)	(120,055)	—	—	—	—	(4,690,668)
Unsecured debt	(160,801)	(4,854)	—	—	—	—	—	(165,655)
Debt – Assets held for sale	(449,340)	—	(41,118)	—	—	—	—	(490,458)
Accrued expenses	(63,385)	(19,560)	(2,726)	(408)	—	(1,531)	—	(87,610)
Accounts payable	(363,129)	(51,313)	(38,716)	(19,258)	—	(17,437)	(52,693)	(542,546)

Net financial position exposure	$(5,244,152)	$(3,156)	$(105,522)	$(6,286)	$17,682	$(1,204)	$(32,187)	$(5,374,825)

Sensitivity analysis
Change forecast in exchange rate		(6.4)%	(0.045)%	(4.4)%	9.1%	2.6%
Effect on profit of the year		$201	$(48)	$279	$1,617	$(32)

Summary of Interest Rate Profile of the Company's Interest-bearing Financial Instruments
At the reporting date the interest rate profile of the Group’s interest–bearing financial instruments is:

Carrying amount – asset/(liability)	December 31, 2020	December 31, 2019

Fixed rate instruments
Financial assets	$678,720	$272,013
Financial liabilities	(2,675,990)	(4,421,351)
Interest rate swaps	—	471

Total	$(1,997,270)	$(4,148,867)

Floating rate instruments
Financial assets	$40,050	$5,685
Financial liabilities	(1,759,951)	(925,430)

Total	$(1,719,901)	$(919,745)

Summary of Debt-to-capital Ratio of the Company
Following is a summary of the debt–to/capital ratio of the Group:

	Notes	December 31, 2020	December 31, 2019
Debt	17	$6,281,256	$5,346,781
Less: cash and cash equivalents and restricted cash	8	(935,438)	(342,473)

Total net debt		5,345,818	5,004,308
Total equity (deficit)		(1,301,772)	5,167

Total Capital		$4,044,046	$5,009,475

Net debt–to–capital ratio		132%	100%

Schedule of Fair Values of Financial Assets and Liabilities
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statement of financial position as of December 31, 2020 are as follows:

		December 31, 2020
	Notes	Carrying amount	Fair value
Financial assets
Investments	13	$42,919	$42,919
Plan assets	21	216,548	216,548

		$259,467	$259,467

Financial liabilities
Short term borrowings and long–term debt	17	$6.281.256	$6,275,788
Derivative instruments	28,29	2.697	2,697

		$6.283.953	$6,278,485

The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statement of financial position as of December 31, 2019 are as follows:

		December 31, 2019
	Notes	Carrying amount	Fair value
Financial assets
Investments	13	$55,440	$55,440
Derivative instruments	28	536	536
Plan assets	21	204,527	204,527

		$260,503	$260,503

Financial liabilities
Short term borrowings and long–term debt	17	$5,346,781	$5,454,688
Derivative instruments	28,29	1,289	1,289

		$5,348,070	$5,455,977